Document and Entity Information Document	Oct. 04, 2024
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Oct. 04, 2024
Entity Registrant Name	PepsiCo, Inc.
Entity Incorporation, State or Country Code	NC
Entity File Number	1-1183
Entity Tax Identification Number	13-1584302
Entity Address, Address Line One	700 Anderson Hill Road
Entity Address, City or Town	Purchase
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10577
City Area Code	914
Local Phone Number	253-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000077476
Amendment Flag	false
Common Stock
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value 1-2/3 cents per share
Trading Symbol	PEP
Security Exchange Name	NASDAQ
Two Point Six Two Five Percent Notes Due 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.625% Senior Notes Due 2026
Trading Symbol	PEP26
Security Exchange Name	NASDAQ
Zero Point Seven Five Percent Notes Due 2027 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.750% Senior Notes Due 2027
Trading Symbol	PEP27
Security Exchange Name	NASDAQ
Zero Point Eight Seven Five Percent Notes Due 2028 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.875% Senior Notes Due 2028
Trading Symbol	PEP28
Security Exchange Name	NASDAQ
Zero Point Five Percent Notes Due 2028 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.500% Senior Notes Due 2028
Trading Symbol	PEP28A
Security Exchange Name	NASDAQ
Three Point Two Percent Notes Due 2029 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.200% Senior Notes Due 2029
Trading Symbol	PEP29
Security Exchange Name	NASDAQ
One Point One Two Five Percent Notes Due 2031 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.125% Senior Notes Due 2031
Trading Symbol	PEP31
Security Exchange Name	NASDAQ
Zero Point Four Percent Notes Due 2032 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.400% Senior Notes Due 2032
Trading Symbol	PEP32
Security Exchange Name	NASDAQ
Zero Point Seven Five Percent Notes Due 2033 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.750% Senior Notes Due 2033
Trading Symbol	PEP33
Security Exchange Name	NASDAQ
Three Point Five Five Percent Notes Due 2034 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.550% Senior Notes Due 2034
Trading Symbol	PEP34
Security Exchange Name	NASDAQ
Zero Point Eight Seven Five Notes Due 2039 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.875% Senior Notes Due 2039
Trading Symbol	PEP39
Security Exchange Name	NASDAQ
One Point Zero Five Percent Notes Due 2050 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.050% Senior Notes Due 2050
Trading Symbol	PEP50
Security Exchange Name	NASDAQ